General (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Dec. 31, 2021
General [Abstract]
Accumulated deficit	$ (74,975)	$ (68,691)		$ (74,975)
Cash and cash equivalents	1,540	2,076	$ 3,574		$ 6,875
Operating loss	(7,316)	(6,815)	(8,287)
Cash flows from operating activities	$ (5,104)	$ (5,887)	$ (7,917)